LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating right-of-use assets	$ 27,823	$ 18,144
Short term operating lease liabilities	5,224	5,193
Long-term operating lease liabilities	24,851	13,914
Total rent expenses	5,955	$ 5,578	$ 6,047
Adoption Date Impact [Member]
Lessee, Lease, Description [Line Items]
Operating right-of-use assets	21,048
Short term operating lease liabilities	5,040
Long-term operating lease liabilities	$ 16,008
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease expired	Dec. 31, 2030